Income Taxes - Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ (36,317)	$ (55,189)
Net income (loss)	$ (36,317)	$ (55,189)